As filed with the Securities and Exchange Commission on February 4, 2005

1933 Act File No. 333-99069
1940 Act File No. 811-21194

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-2
(Check appropriate box or boxes)

X  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
X  Pre-Effective Amendment No. 2
_Post-Effective Amendment No.
and
X  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
X  Amendment No. 2

SG Principal Protected Trust
Exact Name of Registrant Specified in Charter

1221 Avenue of the Americas
New York, New York 10020
Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

(212) 278-6261
Registrant's Telephone Number, Including Area Code

Jason M. Hoberman, Esq.
SG Americas Securities, LLC
1221 Avenue of the Americas
New York, New York 10020
Name and Address (Number, Street, State, Zip Code) of Agent for Service

With copies to:

Jane A. Kanter, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. __

It is proposed that this filing will become effective (check appropriate box)
                                     __ when declared effective pursuant to section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price Per Unit(1)	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(2)
Common Shares of Beneficial Interest, par value $0.001 per share	100,000 shares	$[10.00]	$[1,000,000]	$92

(1)Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.

(2)Registration fees were transmitted in connection with Pre-Effective Amendment #1 to Form N-2 filed with the SEC on May 9, 2003. There is no additional offering of securities with this amendment, and therefore, no fee has been submitted in conjunction with this filing.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
_________________________

SEC File Nos. 333-99069
811-21194

SG PRINCIPAL PROTECTED TRUST

Supplement dated February 4, 2005
to the Prospectus and Statement of Additional Information contained in
Pre-Effective Amendment No. 1 on Form N-2 as filed with the
Securities and Exchange Commission ("SEC") on May 9, 2003

This Supplement is intended to update, as of February 4, 2005, certain information contained in the above-referenced Prospectus ("Prospectus") and Statement of Additional Information ("SAI") of the SG Cowen Principal Protection Trust I, as filed with the SEC on May 9, 2003.

1.	Effective February 4, 2005, all references to the "SG Cowen Principal Protection Trust I" in the Prospectus and SAI are changed to the "SG Principal Protected Trust".
2.	Effective February 4, 2005, all references to "SG Cowen Securities Corporation" in the Prospectus and SAI are changed to "SG Americas Securities, LLC".

The Prospectus and SAI for the Trust, as filed with the SEC on May 9, 2003, in Pre-Effective Amendment No. 1 are hereby incorporated by reference to this filing and made a part of this filing. No other information contained in that Prospectus or SAI is intended to be updated or superceded by this filing.

For additional information, please contact the Trust at (212) 278-6261.

PART C

OTHER INFORMATION

Item 25.Financial Statements and Exhibits
1.	Financial Statements
Contained in Part A: None
Contained in Part B: Statement of Assets and Liabilities.[1]
2.	Exhibits
	(a)	Declaration of Trust[1]
	(b)	Bylaws[1]
	(c)	Not Applicable
	(d)	Portions of the Declaration of Trust defining the rights of Shareholders[1]
	(e)	Not Applicable
	(f)	Not Applicable
	(g)	Not Applicable
	(h) (i)	Distribution Agreement[1]
	(ii)	Dealer Agreements[1]
	(i)	Not Applicable
	(j)	Custody Agreement[1]
	(k) (i)	Administration Agreement[1]
	(ii)	Paying Agent Agreement[1]
	(iii)	Form of International Swaps and Derivatives Association, Inc. Master Agreement (Multicurrency-Cross Border) [1]
	(iv)	Form of Credit Support Annex to International Swaps and Derivatives Association, Inc. Master Agreement (Multicurrency-Cross Border)[1]
	(l)	Opinion and Consent of Dechert LLP[1]
	(m)	Not Applicable[1]
	(n)	Consent of Auditor[1]
	(o)	Not Applicable
	(p)	Form of Subscription Agreement[1]
	(q)	Not Applicable
	(r)	Code of Ethics of the Trust and SG Americas Securities LLC[1]

______________________________
1To be filed by amendment

Item 26. Marketing Agreements

Not Applicable.

Item 27. Other Expenses of Issuance and Distribution

The following table sets forth expenses incurred or estimated to be incurred in connection with the offering described in the Registration Statement.

Registration Fees	$______1
Federal Taxes	$______1
State Taxes and Fees	$______1
Trustee Fees	$______1
Transfer Agent Fees	$______1
Printing Expenses	$______1
Rating Agency Fees	$______1
Legal Fees	$______1
Accounting Fees and Expenses	$______1
Miscellaneous Expenses	$______1
Total	$______1

__________________________________________
1To be filed by amendment

Item 28. Persons Controlled by or Under Common Control

Not Applicable.

Item 29. Number of Holders of Securities

As of the date of the filing of this registration statement, the Trust had not issued any of its shares of beneficial interest.

Item 30. Indemnification

Section 6.6 of the Declaration of Trust provides: No Trustee shall be liable to the Trust or any Holder for any action taken or for refraining from taking any action except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of its office. Specifically, without limitation, the Trustee(s) shall not be responsible for or in respect of the recitals herein or the validity or sufficiency of this Trust Agreement or for the due execution hereof by any other Person, or for or in respect of the validity or sufficiency of Shares or certificates representing Shares and shall in no event assume or incur any liability, duty or obligation to any Holder or to any other Person, other than as expressly provided for herein. The Trustee may employ agents, attorneys, administrators, accountants and auditors, and shall not be answerable for the default or misconduct of any such persons if such persons shall have been selected with reasonable care. Action in good faith may include action taken in good faith in accordance with an opinion of counsel. In no event shall the Trustee(s) be personally liable for any expenses with respect to the Trust. The Trustee(s) shall be indemnified from the Trust Account with respect to any claim, liability, loss or expense incurred in acting as Trustee of the Trust, including the costs and expenses of the defense against any such claim or liability, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of its office.

Section 6.3 of the Declaration of Trust provides: The Trust will be managed solely by the Trustee(s), who will, subject to the provisions of Article II hereof, have complete, subject to the limitations provided in this Trust Agreement, and exclusive control over the management, conduct and operation of the Trust's business, and shall have the rights, powers and authority of a board of directors of a corporation organized under Delaware law. The Trustee(s) shall have fiduciary responsibility for the safekeeping and use of all funds and assets of the Trust and shall not employ, or permit another to employ, such funds or assets in any manner except for the exclusive benefit of the Trust and except in accordance with the terms of this Trust Agreement. Subject to the continuing supervision of the Trustee(s) and as permitted by applicable law, the functions of the Trust shall be performed by the Custodian, the Paying Agent, the Administrator and such other persons engaged to perform such functions as the Trustee may determine, including, without limitation, any or all administrative functions.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will submit, unless in the opinion of its counsel the matter has been settled by controlling precedent, to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Manager

Not Applicable.

Item 32. Location of Accounts and Records

The accounts and records of the Registrant will be maintained at its office at 1221 Avenue of the Americas, New York, New York 10020.

Item 33. Management Services

Not Applicable.

Item 34. Undertakings

1.  Not Applicable.

2.  Not Applicable.

3.  Not Applicable.

4.
                         a.  To file during any period in which offers or sales are being made, a post-effective amendment to this registration statement: (i) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933; (ii) to reflect in the Prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and (iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

                         b.  That, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

                         c.  To remove from registration by means of post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

5. Not Applicable

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused Pre-effective Amendment No. 2 to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York this 4th day of February, 2005.

SG PRINCIPAL PROTECTED TRUST

By: /s/ Julien Lascar
Name:  Julien Lascar
Title:  Principal Executive Officer and Managing Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Julien Lascar Julien Lascar	Principal Executive Officer and Managing Trustee	February 4, 2005

/s/ Marc Saffon Marc Saffon	Principal Financial Officer	February 4, 2005